Shareholders' equity - Changes in share capital (Details) € / shares in Units, $ in Millions											1 Months Ended	12 Months Ended
	Dec. 19, 2024 EUR (€) € / shares shares	Dec. 16, 2024 EUR (€) € / shares shares	Oct. 17, 2024 EUR (€) € / shares shares	Mar. 25, 2024 EUR (€) € / shares shares	Dec. 08, 2023 EUR (€) € / shares shares	Sep. 05, 2023 € / shares shares	Aug. 31, 2023 EUR (€) € / shares shares	Aug. 30, 2023 EUR (€) € / shares shares	Jun. 15, 2022 EUR (€) € / shares shares	Jul. 15, 2020 USD ($)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Shareholders' equity											€ (32,032,000)	€ (106,647,000)	€ (32,032,000)	€ 45,476,000		€ 88,866,000
Number of shares outstanding | shares												95,662,391
Nominal value | € / shares												€ 0.01
Issue of equity												€ 57,338,000	30,587,000	9,366,000
Transaction costs												(9,605,000)	(2,511,000)	(539,000)
Gross proceeds | $										$ 107.7
ATM
Disclosure of classes of share capital [line items]
Issue of equity									€ 9,400,000
Gross proceeds | $															$ 31.9
Number of shares issued during the period | shares									1,260,618
August 2023
Disclosure of classes of share capital [line items]
Nominal value | € / shares						€ 0.01	€ 0.01
Issue of equity							€ 30,600,000
Transaction costs							(2,500,000)
Issue of equity net of transaction costs							€ 28,000,000
Number of shares issued during the period | shares						9,618,638	9,618,638
Price per share | € / shares							€ 3.18
Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity			€ 94,100,000
Tranche I, phase I, 2024 Financing arrangement in three tranches | T1 BSA Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued | shares			35,399,481
Number of shares per warrant | shares			1
Number of shares callable by warrants | shares			35,399,481
Exercise price of warrant | € / shares			€ 0.01
Prefunded exercise price of warrant | € / shares			1.34
Subscription price per warrant | € / shares			€ 0.01
Tranche I, phase I, 2024 Financing arrangement in three tranches | T1 New Share
Disclosure of classes of share capital [line items]
Number of shares issued during the period | shares			34,600,507
Price per share | € / shares			€ 1.35
Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity	€ 21,400,000
Tranche I, phase II, 2024 Financing arrangement in three tranches | T1 bis BSA Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued | shares	8,053,847
Number of shares per warrant | shares	1
Number of shares callable by warrants | shares	8,053,847
Exercise price of warrant | € / shares	€ 0.01
Prefunded exercise price of warrant | € / shares	1.34
Subscription price per warrant | € / shares	€ 0.01
Tranche I, phase II, 2024 Financing arrangement in three tranches | T1 New Share
Disclosure of classes of share capital [line items]
Number of shares issued during the period | shares	7,872,064
Price per share | € / shares	€ 1.35
AGA 2022
Disclosure of classes of share capital [line items]
Issue of equity											3,630
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity											€ 521,158	€ 956,624	€ 521,158	€ 421,341		€ 408,735
Number of shares outstanding | shares											52,115,807	95,662,407	52,115,807	42,134,169		40,873,551
Nominal value | € / shares											€ 0.01	€ 0.01	€ 0.01	€ 0.01		€ 0.01
Issue of equity												€ 425,000	€ 96,000	€ 13,000
Share capital | ATM
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares									1,260,618
Nominal value | € / shares									€ 0.01
Issue of equity									€ 12,606
Share capital | August 2023
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares								9,618,638
Nominal value | € / shares								€ 0.01
Issue of equity								€ 96,186
Share capital | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			34,600,507
Nominal value | € / shares			€ 0.01
Issue of equity			€ 346,005
Share capital | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	7,872,064
Nominal value | € / shares	€ 0.01
Issue of equity	€ 78,721
Share capital | AGA 2023-2
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		712,632
Nominal value | € / shares		€ 0.01
Issue of equity		€ 7,126
Share capital | Bonus shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares					363,000
Nominal value | € / shares					€ 0.01
Issue of equity					€ 3,630
Share capital | AGA 2021 & AGA 2021 bis
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares				361,381
Nominal value | € / shares				€ 0.01
Issue of equity				€ 3,614
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity											€ 201,862,263	249,159,597	201,862,263	173,885,665		€ 165,071,565
Issue of equity												56,913,000	30,491,000	9,354,000
Transaction costs												€ (9,605,000)	€ (2,511,000)	€ (539,000)
Premiums related to share capital | ATM
Disclosure of classes of share capital [line items]
Issue of equity									9,353,504
Transaction costs									€ (539,404)
Premiums related to share capital | August 2023
Disclosure of classes of share capital [line items]
Issue of equity								30,491,082
Transaction costs								€ (2,510,855)
Premiums related to share capital | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity			€ 38,422,366
Premiums related to share capital | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity	€ 8,885,708
Premiums related to share capital | AGA 2023-2
Disclosure of classes of share capital [line items]
Transaction costs		€ (7,126)
Premiums related to share capital | Bonus shares
Disclosure of classes of share capital [line items]
Transaction costs					€ (3,630)
Premiums related to share capital | AGA 2021 & AGA 2021 bis
Disclosure of classes of share capital [line items]
Transaction costs				€ (3,614)